Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

(In thousands)	2012	2011
Credit facility	$311,022	$324,500
Capital lease obligations	1,203	2,076
	312,225	326,576

Less: current portion of long-term debt	7,900	2,679
	$304,325	$323,897